Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 128,577,003.68
Previously Paid Amount	0
Total Fee Amount	17,756.48
Total Offset Amount	0
Net Fee	$ 17,756.48
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A